Depreciation, depletion and amortization	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Disclosure of depreciation and amortisation expense [text block]	Depreciation, depletion and amortization

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2022	2021	2022	2021
Total depreciation, depletion and amortization by segment
gas & low carbon energy	1,203	1,115	2,458	1,969
oil production & operations	1,371	1,559	2,800	3,133
customers & products	715	754	1,432	1,499
other businesses & corporate	223	203	447	397
	3,512	3,631	7,137	6,998
Total depreciation, depletion and amortization by geographical area
US	1,159	1,161	2,242	2,282
Non-US	2,353	2,470	4,895	4,716
	3,512	3,631	7,137	6,998